Capital Management (Tables)	6 Months Ended
Apr. 30, 2022
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Summary of Regulatory Capital Measure and Risk-Weighted Assets

(Canadian $ in millions, except as noted)	April 30, 2022	October 31, 2021

CET1 Capital	54,775	44,491

Tier 1 Capital	59,899	49,966

Total Capital	67,338	57,201

Total Loss Absorbing Capacity (TLAC)	105,140	90,353

Risk-Weighted Assets	342,287	325,433

Leverage Exposures	1,111,094	976,690

CET 1 Ratio	16.0%	13.7%

Tier 1 Capital Ratio	17.5%	15.4%

Total Capital Ratio	19.7%	17.6%

TLAC Ratio	30.7%	27.8%

Leverage Ratio	5.4%	5.1%
TLAC Leverage Ratio	9.5%	9.3%

(1)	Disclosed in accordance with, as applicable, OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity Guideline.